Financial liabilities at fair value through profit and loss (Details) - Convertible senior secured notes £ in Thousands	6 Months Ended
Jun. 30, 2025 GBP (£)
Financial liabilities at fair value through profit and loss
Financial liabilities, Beginning balance	£ 524,242
Fair value movements	(258,719)
In-kind interest paid and accrued	5,782
Exchange differences on translation	(31,529)
Financial liabilities, Ending balance	£ 239,776